Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (“SCT”) Total for PEO ($) (1)	CAP to PEO ($) (2)	Average SCT Total for Non-PEO NEOs ($) (3)	Average CAP to Non-PEO NEOs ($) (4)	Total Shareholder Return (TSR) ($) (5)	Peer Group TSR ($) (5)	Net (Loss) Income ($ in millions) (6)
2024	283,145	283,145	4,443,238	4,001,630	49.01	188.41	(492)
2023	225,167	225,167	3,567,542	5,552,039	68.24	168.04	(738)
2022	751,221	751,221	4,472,309	(3,451,909)	36.38	138.26	(1,331)
2021	227,271	227,271	5,650,305	2,656,235	210.16	202.49	(131)
2020	83,274	83,274	2,908,692	12,560,893	249.84	141.63	185

Named Executive Officers, Footnote	Mr. Shah was the PEO for all five years in the table. Represents the average SCT Totals for NEOs other than Mr. Shah. For 2024, Messrs. Conine, Blotner and Netzer and Mses. Gulliver and Tan were the Non-PEO NEOs. For 2023, Messrs. Conine, Blotner, Netzer and Oblak and Mses. Gulliver and Tan were the Non-PEO NEOs. For 2022, Messrs. Conine, Fleisher, Netzer and Oblak and Mses. Gulliver and Tan were the Non-PEO NEOs and for 2021 and 2020, Messrs. Conine, Fleisher, Macri, Miller, Netzer and Oblak were the Non-PEO NEOs.
Peer Group Issuers, Footnote	For purposes of calculating peer group TSR, we utilized the S&P Retail Select Industry Index. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table, assuming the reinvestment of any dividends.
PEO Total Compensation Amount	$ 283,145	$ 225,167	$ 751,221	$ 227,271	$ 83,274
PEO Actually Paid Compensation Amount	$ 283,145	225,167	751,221	227,271	83,274
Adjustment To PEO Compensation, Footnote	To calculate average CAP, the average SCT Totals for the PEO are adjusted in accordance with Item 402(v) of Regulation S-K and presented in the table below. These amounts do not reflect actual amounts paid to or realized by the PEO. For the fiscal years presented, Mr. Shah did not have compensation that required adjustments from his SCT Total to calculate CAP, and therefore his SCT Total and CAP are the same.

	Year
	2024	2023	2022	2021	2020
SCT Total	$283,145	$225,167	$751,221	$227,271	$83,274
Less value of Stock Awards reported in SCT	—	—	—	—	—
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	—	—	—	—	—
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	—	—	—	—
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	—	—	—	—	—
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	—	—	—	—	—
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	—	—	—	—	—
CAP Total	$283,145	$225,167	$751,221	$227,271	$83,274

Non-PEO NEO Average Total Compensation Amount	$ 4,443,238	3,567,542	4,472,309	5,650,305	2,908,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,001,630	5,552,039	(3,451,909)	2,656,235	12,560,893
Adjustment to Non-PEO NEO Compensation Footnote	To calculate average CAP, the average SCT Totals for Non-PEO NEOs are adjusted in accordance with Item 402(v) of Regulation S-K and are presented in the table below. These amounts do not reflect actual amounts paid to or realized by the Non-PEO NEOs.

	Year
	2024	2023	2022	2021	2020
SCT Total	$4,443,238	$3,567,542	$4,472,309	$5,650,305	$2,908,692
Less value of Stock Awards reported in SCT	(4,218,053)	(3,325,344)	(4,240,052)	(5,418,746)	(2,681,909)
Plus year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	886,728	1,337,964	1,460,036	1,871,141	1,834,706
Plus year over year change in fair value of outstanding and unvested equity awards granted in prior years	(179,188)	662,696	(3,204,904)	(931,839)	6,305,748
Plus fair value as of vesting date of equity awards granted and vested in the covered fiscal year	3,230,620	2,722,443	497,452	591,629	1,466,451
Plus year over year change in fair value of equity awards granted in prior years that vested in the covered fiscal year	(161,715)	586,738	(2,436,750)	1,552,358	2,727,205
Less prior year-end fair value for any equity awards forfeited in the covered fiscal year	—	—	—	(658,613)	—
CAP Total	$4,001,630	$5,552,039	$(3,451,909)	$2,656,235	$12,560,893

Compensation Actually Paid vs. Total Shareholder Return	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and TSR for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Compensation Actually Paid vs. Net Income
The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure
The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and our net (loss) income for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group	The chart below reflects the relationship between CAP to the PEO, the average CAP to the Non-PEO NEOs, and TSR for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Total Shareholder Return Amount	$ 49.01	68.24	36.38	210.16	249.84
Peer Group Total Shareholder Return Amount	188.41	168.04	138.26	202.49	141.63
Net Income (Loss)	$ (492,000,000)	(738,000,000)	(1,331,000,000)	(131,000,000)	185,000,000
PEO Name	Shah
Additional 402(v) Disclosure	Represents net (loss) income, as reflected in the company’s audited financial statements included in our annual report on Form 10-K.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,218,053)	(3,325,344)	(4,240,052)	(5,418,746)	(2,681,909)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,728	1,337,964	1,460,036	1,871,141	1,834,706
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,188)	662,696	(3,204,904)	(931,839)	6,305,748
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,230,620	2,722,443	497,452	591,629	1,466,451
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,715)	586,738	(2,436,750)	1,552,358	2,727,205
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (658,613)	$ 0